4. PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross	$ 169,342	$ 108,974	$ 85,224
Less: Accumulated depreciation	(52,497)	(31,652)	(12,201)
Property and equipment, net	116,845	77,322	73,023
Office Equipment
Property and equipment, gross	44,253	36,850	27,083
Computers
Property and equipment, gross	$ 125,089	$ 72,124	$ 58,141